Payments, Details - 12 months ended Dec. 31, 2025 - MXN ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.		Project		Resource	Segment	Ext. Method
#: 1
	$ 200,904,846	Taxes	MEXICO		Secretaría de Hacienda y Crédito Público [Member]		Entity Level Payment/MX [Member]	[1]	Oil and Natural Gas [Member]	Pemex Exploration and Production (PEP) [Member]	Well
#: 2
	118,100	Infrastructure	MEXICO	snj:MX-TAB	State of Tabasco [Member]	[2]	Mutual Benefit Projects [Member]	[3]	Oil and Natural Gas [Member]	Pemex Exploration and Production (PEP) [Member]	Well
#: 3
	1,054	Fees	MEXICO	snj:MX-TAB	Comisión Nacional de Hidrocarburos [Member]		CNH-A3-CÁRDENAS-MORA/2018 [Member]		Oil and Natural Gas [Member]	Pemex Exploration and Production (PEP) [Member]	Well
#: 4
	202,599	Royalties	MEXICO	snj:MX-TAB	Comisión Nacional de Hidrocarburos [Member]		CNH-A4-OGARRIO/2018 [Member]		Oil and Natural Gas [Member]	Pemex Exploration and Production (PEP) [Member]	Well
#: 5
	7,223	Taxes	MEXICO	snj:MX-CAM	Secretaría de Hacienda y Crédito Público [Member]		CNH-M1-EK-BALAM/2017 [Member]		Oil and Natural Gas [Member]	Pemex Exploration and Production (PEP) [Member]	Well
#: 6
	4,693	Royalties	MEXICO	snj:MX-TAB	Comisión Nacional de Hidrocarburos [Member]		CNH-M2-SANTUARIO-EL GOLPE/2017 [Member]		Natural Gas [Member]	Pemex Exploration and Production (PEP) [Member]	Well
#: 7
	27	Fees	MEXICO	snj:MX-TAB	Comisión Nacional de Hidrocarburos [Member]		CNH-M2-SANTUARIO-EL GOLPE/2017 [Member]		Natural Gas [Member]	Pemex Exploration and Production (PEP) [Member]	Well
#: 8
	11,795	Fees	MEXICO	snj:MX-TAM	Comisión Nacional de Hidrocarburos [Member]		CNH-M3-MISIÓN/2018 [Member]	[4]	Natural Gas [Member]	Pemex Exploration and Production (PEP) [Member]	Well
#: 9
	22,665	Fees	MEXICO	snj:MX-VER	Comisión Nacional de Hidrocarburos [Member]		CNH-M4-ÉBANO/2018 [Member]	[5]	Oil and Natural Gas [Member]	Pemex Exploration and Production (PEP) [Member]	Well
#: 10
	15,821	Royalties	MEXICO	snj:MX-VER	Comisión Nacional de Hidrocarburos [Member]		CNH-M5-MIQUETLA/2018 [Member]	[6]	Oil and Natural Gas [Member]	Pemex Exploration and Production (PEP) [Member]	Well
#: 11
	921	Fees	MEXICO	snj:MX-VER	Comisión Nacional de Hidrocarburos [Member]		CNH-M5-MIQUETLA/2018 [Member]	[6]	Oil and Natural Gas [Member]	Pemex Exploration and Production (PEP) [Member]	Well
#: 12
	37,724	Taxes	MEXICO	snj:MX-BCS	Secretaría de Hacienda y Crédito Público [Member]		PHOSPHATE MINING [Member]		Phosphate [Member]	Other Operating Subsidiary Companies [Member]	Underground Mining
#: 13
	$ 12,056	Fees	MEXICO	snj:MX-BCS	Servicio Geológico Mexicano [Member]		PHOSPHATE MINING [Member]		Phosphate [Member]	Other Operating Subsidiary Companies [Member]	Underground Mining

[1]
As of December 31, 2025, the Mexican Government levies payment obligations on PEMEX for the activities conducted by its Exploration and Extraction segment only at the entity level, with the exception of the projects listed herein.

[2]	Includes payments made at the municipality level.
[3]	Includes contributions for paving roads in different states of Mexico.
[4]
Field crosses the borders of two subnational jurisdictions: Tamaulipas and Nuevo León. The payment obligation is levied only at the field level, and not separately at the level of each subnational jurisdiction.

[5]
Field crosses the borders of three subnational jurisdictions: Veracruz, San Luis Potosí and Tamaulipas. The payment obligation is levied only at the field level, and not separately at the level of each subnational jurisdiction.

[6]
Field crosses the borders of two subnational jurisdictions: Veracruz and Puebla. The payment obligation is levied only at the field level, and not separately at the level of each subnational jurisdiction.